Defined benefit plans (Detail 11) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 60,752	$ 52,241
Derivative financial instruments, net of collateral	14	(70)
Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	627	926
UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	204	238
UBS Group AG shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	86	64
Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	1,179	956
Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	83	73
Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 26	$ (126)